Note 6 - Inventory	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of inventories [text block]
6.	INVENTORY

The following table reflects the details of inventory at
December 31:
	2018	2017	2016

Raw materials	$98,370	$112,768	$662,458
Finished goods	212,361	260,105	358,386
Work in process	126,102	151,709	96,036
	$436,833	$524,582	$1,116,880

In
2017,
the Company recorded an inventory write-down of
$353,476.
Raw materials related to products under development represented the most significant portion of the write-down.